FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:
    Viking Mutual Funds
    116 1st St SW Suite C
    Minot, ND 58701

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number:  811-09277

    Securities Act File Number:  333-77993

4.  (a) Last day of fiscal year for which this Form is filed:
        December 31, 2007

    (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

NOTE: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4. (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee

    (i)   Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f)                                      $4,364,984
                                                             ----------

    (ii)  Aggregate price of securities redeemed
          or repurchased during the fiscal year:   $4,221,707
                                                   ----------

    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                              $        1,339,272
                                                   ----------

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                      $5,560,979
                                                             ----------

    (v)   Net sales-if Item 5(i) is greater
          than Item 5 (iv)  [subtract Item 5(iv)
          from Item 5(i)]                                      $      0
                                                             ----------

    (vi)  Redemption credits available for use in
          future years-if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                   ($1,195,995)
                                                    --------

    (vii) Multiplier for determining registration
          fee                                               x  .0000393
                                                            -----------

    (viii)Registration fee due [multiply item 5(v)
          by Item 5(vii)] (enter "0" if no fee is
          due):                                              $        0
                                                             ==========

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7.  Interest due-if this Form is being filed more than 90 days after
    the end of the issuer's fiscal year:                     $        0
                                                             ----------

8.  Total of the amount of the registration fee due plus any interest
    due [Item 5(viii) plus Item 7]:                          $        0
                                                             ==========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

Method of Delivery

          [ ]  Wire Transfer
          [ ]  Mail or other means

                          SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)   /s/Shannon D. Radke
                           ----------------------------------
                           Shannon D. Radke
                           President

Date: March 18, 2008